Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

On August 21, 2026, the Company’s board of directors approved an amendment to the Company’s 2024 Equity Incentive Plan to increase the maximum aggregate number of Class A ordinary shares reserved and available for issuance thereunder by 5,000,000 shares, from 8,800,000 shares to 13,800,000 shares. On September 1, 2026, the Company filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register the additional 5,000,000 Class A ordinary shares reserved for issuance under the amended plan.

Subsequent to June 30, 2026, the Group entered into multiple new short-term borrowing arrangements with commercial banks with an aggregate principal amount of RMB 135 million. These loans bear annual interest rates ranging from 2.85% to 4.00% and mature in 2027. A majority of such borrowings are guaranteed by the Group.

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2026, through the issuance date, September 22, 2026, of the unaudited consolidated financial statements, and concluded that no other subsequent events have occurred that would require recognition in the unaudited consolidated financial statements or disclosure in the notes to the unaudited consolidated financial statements.